Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Net income (loss)	$ 123,741	$ 16,299	$ (5,706)
Adjustments for non-cash items:
Value of shares and options expensed as consulting fee	1,129	1,697	3,810
Realised gain on sale of investment, available for sale	(126,000)	0	0
Increase in warrant liability charged to interest	7	0	0
Increase in warrant liability charged to interest	0	(49,863)	0
Share of losses in associate	0	14,461	0
Options expensed as research and development	0	12	53
Subsidiary's expenses to date of deconsolidation	0	33,064	0
Net change in working capital components
Prepaid expenses and other receivable	32	140	(186)
Accounts payable and accrued liabilities	18	(191)	(321)
Net Cash Provided by (Used in) Operating Activities	(1,073)	(1,321)	(5,839)
Cash flows into investing activities
Acquisition of intangible by Biohaven	0	0	(1,000)
Disposal of cash on deconsolidation	0	(3,409)	0
Proceeds from sale of investment, available for sale	7,289	0	0
Investment in associate	(681)	0	0
Convertible note receivable	(950)	0	(700)
Net Cash Provided by (Used in) Investing Activities	5,658	(3,409)	(1,700)
Cash flows from financing activities
Options exercised	2,726	0	0
Shares issued under private placement	0	0	6,155
Unsecured notes payable	50	200	0
Shares issued by a subsidiary	0	0	4,355
Net Cash Provided by (Used in) Financing Activities	2,776	200	10,510
(Decrease) Increase in cash during year	7,361	(4,530)	2,971
Cash at beginning of year	159	4,689	1,718
Cash at end of year	7,520	159	4,689
Supplemental disclosures
Shares and warrants issued by subsidiary towards acquisition of intangible assets	$ 0	$ 0	(3,036)
Shares issued in settlement of finders' fees			$ (308)